RESTRUCTURING - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment charges	$ 18.9	$ 16.7
Other unrelated restructuring costs	2.8	0.8
London Facility Closing
Restructuring Cost and Reserve [Line Items]
Restructuring charges		1.7
Santa Clara Facility Relocation
Restructuring Cost and Reserve [Line Items]
Restructuring and impairment charges	16.1	$ 14.2
Minimum | Santa Clara Facility Relocation
Restructuring Cost and Reserve [Line Items]
Expected additional costs to be incurred	8.1
Maximum | Santa Clara Facility Relocation
Restructuring Cost and Reserve [Line Items]
Expected additional costs to be incurred	$ 12.1